Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Sunrun Inc. (the “Company”)

BofA Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Sunrun Pangea Issuer 2025-2, LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Sunrun Pangea 2025-2 Data Tape_Ext.6.16.2025.xlsx” provided by the Structuring Agent on June 16, 2025, on behalf of the Company, containing information on 63,318 solar assets (the “Solar Assets”) as of April 1, 2025 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Pangea Issuer 2025-2, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means some or all of the following documents provided by the Company for each Selected Asset (defined below): the residential solar power purchase agreement, residential power purchase agreement, power purchase agreement, solar as built proposal, residential solar system lease agreement, amendment to the residential solar power purchase agreement, net energy metering agreement, PV designer report, PV plan set report, PV system site plan, PV system roof plan, utility bill, customer invoice, change order documentation, and/or lease disclosure thereto. The Solar Asset Contracts were represented by the Company to be a copy of the original Solar Asset Contracts and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the Solar Asset Contracts or the execution of the Solar Asset Contracts by the signors.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•

The term “Sample Selection File I” means an electronic data file entitled “Sunrun Pangea 2025-2 Data Tape_Ext. 4.15.2025.xlsx” provided by the Structuring Agent on April 23, 2025, on behalf of the Company, containing information on 107,639 Solar Assets as of April 1, 2025.

•

The term “Sample Selection File II” means an electronic data file entitled “Sunrun Pangea 2025-2 Data Tape_Ext.5.29.2025.xlsx” provided by the Structuring Agent on May 29, 2025, on behalf of the Company, containing information on 63,318 Solar Assets as of April 1, 2025.

•

The term “FICO & ACH Support” means three (3) electronic data files entitled “FICO and Billing Method Data (2025.4.1)_vS.xlsx,” “FICO and Billing Method Data (2025.5.23)_vS.xlsx,” and “FICO and Billing Method Data (2025.06.18)_vS.xlsx” provided by the Company on April 29, 2025, June 2, 2025, and June 20, 2025, respectively, containing credit report scores and billing type information associated with each Selected Asset.

•

The term “Company Mapping Support” means electronic mail correspondence provided by the Company on June 30, 2025, containing information on the abbreviations used for Panel Manufacturer, Utility Company, Inverter Manufacturer and Battery Manufacturer.

•

The term “Additional Rate Support” means two (2) electronic data files entitled “1960434*** Billing.pdf” and “1960434*** Escalation.xlsx” provided by the Company on July 1, 2025, containing energy cost per kWh for Selected Asset #260.

•

The term “Source Documents” means the Solar Asset Contracts, PTO Notification, Sample Selection File I, Sample Selection File II, FICO & ACH Support, Company Mapping Support and Additional Rate Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of (i) 187 Solar Assets from Sample Selection File I and (ii) 113 Solar Assets from Sample Selection File II for a total of 300 Solar Assets (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Selected Assets we were instructed to randomly select from Sample Selection File I and Sample Selection File II.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

2

Attribute	Provided Information
Customer Agreement ID	Solar Asset Contracts

State	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts, Instructions

Estimated Solar Generation Year 1 (kWh)	Solar Asset Contracts, Instructions

Customer Agreement Term (Years)	Solar Asset Contracts

Product Type	Solar Asset Contracts

Billing Type	Solar Asset Contracts

Panel Manufacturer	Solar Asset Contracts, Company Mapping Support

Utility Company	Solar Asset Contracts, Company Mapping Support

Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Solar Asset Contracts, Instructions

$/kWh Rate Year 1 (Generation PPAs)	Solar Asset Contracts, Additional Rate Support, Instructions

Annual Escalator (%)	Solar Asset Contracts

Performance Guarantee %	Solar Asset Contracts, Instructions

PeGu Payout Frequency	Solar Asset Contracts, Instructions

Inverter Manufacturer	Solar Asset Contracts, Company Mapping Support

Battery Manufacturer	Solar Asset Contracts, Company Mapping Support, Instructions

Cumulative Guaranteed Production kWh (Year 20)	Solar Asset Contracts, Instructions

ACH (Y/N)	FICO & ACH Support

Current FICO	FICO & ACH Support

PTO Date	PTO Notification, Instructions

Balanced or Generation (PPA Type)	Instructions

Remaining Term of Contract (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

3

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
July 3, 2025

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	System Size (kW)	Consider the attribute to be in agreement if it is within 0.1 kW of the Source Document value.

2.	Estimated Solar Generation Year 1 (kWh)	Consider the attribute to be in agreement if it is within 0.5% of the Source Document value.

3.	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of “Generation.”

4.	$/kWh Rate Year 1 (Generation PPAs)

Do not perform this procedure for Selected Assets with a Balanced or Generation (PPA Type) of either “0” or “Balanced.”

Consider the attribute to be in agreement if it is within 0.01 $/kWh of the Source Document value.

5.	Performance Guarantee %

For Selected Assets with a Balanced or Generation (PPA Type) of “Generation,” consider the attribute to be in agreement if Data File value is 0.

For Selected Assets for which the performance guarantee percentage is not included in the Solar Asset Contracts, recompute as guaranteed production included in the Solar Asset Contracts divided by Estimated Solar Generation Year 1 (kWh).

Consider the attribute to be in agreement if it is within 1% of the Source Document value.

6.	PeGu Payout Frequency	Do not perform this procedure for Selected Assets if the Performance Guarantee % is 0.

7.	Battery Manufacturer	Do not perform this procedure for Selected Assets if the Number of Batteries in the Date File is 0.

8.	Cumulative Guaranteed Production kWh (Year 20)	Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

9.	PTO Date	Consider the attribute to be in agreement if it is within 15 days of the Data File value.

10.	Balanced or Generation (PPA Type)

Do not perform this procedure for Selected Assets with a Product Type of “Lease.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) of $0, consider the attribute to be in agreement if the Data File value is “Generation.”

For Selected Assets with a Total Monthly Payment Year 1 (Lease & Balanced PPAs) not equal to $0, consider the attribute to be in agreement if the Data File value is “Balanced.”

11.	Remaining Term of Contract (Months)	Recompute as the difference between Customer Agreement Term (Years) and Customer Agreement Seasoning (Months) in the Data File.

A-1

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	1007924***	41	1179263***	81	1328280***
2	1014652***	42	1199905***	82	1328923***
3	1017660***	43	1203526***	83	1329191***
4	1018776***	44	1206603***	84	1333726***
5	1019866***	45	1207227***	85	1340531***
6	1025956***	46	1207253***	86	1342319***
7	1029279***	47	1207902***	87	1346168***
8	1031216***	48	1211765***	88	1352659***
9	1032806***	49	1214535***	89	1363030***
10	1035332***	50	1218404***	90	1363094***
11	1043803***	51	1219363***	91	1363845***
12	1044797***	52	1225662***	92	1368761***
13	1044960***	53	1227916***	93	1376194***
14	1056182***	54	1230099***	94	1376984***
15	1060978***	55	1230132***	95	1382876***
16	1064601***	56	1232358***	96	1383295***
17	1066800***	57	1238685***	97	1384173***
18	1067682***	58	1243259***	98	1389506***
19	1077484***	59	1255261***	99	1394461***
20	1081927***	60	1258102***	100	1397840***
21	1087646***	61	1259979***	101	1399283***
22	1091951***	62	1266411***	102	1399642***
23	1092614***	63	1268346***	103	1401454***
24	1101066***	64	1271034***	104	1403737***
25	1102453***	65	1278009***	105	1405436***
26	1102558***	66	1285824***	106	1412546***
27	1106092***	67	1290915***	107	1414419***
28	1119821***	68	1292789***	108	1418509***
29	1127232***	69	1305321***	109	1421452***
30	1136606***	70	1305890***	110	1422928***
31	1136792***	71	1307609***	111	1425828***
32	1144141***	72	1310638***	112	1427098***
33	1144761***	73	1311234***	113	1427361***
34	1144900***	74	1311423***	114	1428061***
35	1148226***	75	1312570***	115	1433259***
36	1150486***	76	1313120***	116	1433331***
37	1158853***	77	1315533***	117	1434200***
38	1166336***	78	1316959***	118	1435538***
39	1172336***	79	1322257***	119	1438156***
40	1173132***	80	1323787***	120	1438164***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	1443436***	161	1590903***	201	1743598***
122	1449703***	162	1591686***	202	1744327***
123	1456361***	163	1595224***	203	1755550***
124	1456475***	164	1603247***	204	1757397***
125	1461620***	165	1606810***	205	1760093***
126	1464312***	166	1606904***	206	1760322***
127	1470946***	167	1607938***	207	1760699***
128	1474222***	168	1609279***	208	1774461***
129	1479430***	169	1616154***	209	1782471***
130	1483548***	170	1623485***	210	1786688***
131	1484698***	171	1625921***	211	1789486***
132	1487982***	172	1634277***	212	1792512***
133	1492216***	173	1643795***	213	1792703***
134	1495723***	174	1649959***	214	1797482***
135	1501690***	175	1652260***	215	1797822***
136	1502004***	176	1655778***	216	1797833***
137	1505141***	177	1659611***	217	1801744***
138	1507311***	178	1660532***	218	1803122***
139	1508883***	179	1661197***	219	1803491***
140	1509832***	180	1666723***	220	1821178***
141	1518895***	181	1667261***	221	1830352***
142	1520112***	182	1669884***	222	1831726***
143	1521757***	183	1677966***	223	1835047***
144	1525817***	184	1686038***	224	1835442***
145	1526119***	185	1686055***	225	1839623***
146	1529764***	186	1687599***	226	1841576***
147	1533796***	187	1691582***	227	1842334***
148	1538020***	188	1692152***	228	1842866***
149	1539723***	189	1699823***	229	1855041***
150	1559193***	190	1704241***	230	1862910***
151	1563299***	191	1711976***	231	1868590***
152	1565255***	192	1718305***	232	1870422***
153	1568714***	193	1719348***	233	1877147***
154	1569809***	194	1720589***	234	1878923***
155	1577863***	195	1724837***	235	1879240***
156	1578421***	196	1733146***	236	1882487***
157	1579170***	197	1734164***	237	1885896***
158	1580491***	198	1737015***	238	1892968***
159	1582227***	199	1741334***	239	1893146***
160	1586152***	200	1741624***	240	1894764***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	1895088***	271	2012705***
242	1896109***	272	2013374***
243	1905149***	273	2023680***
244	1908273***	274	2040025***
245	1908401***	275	2045670***
246	1910696***	276	2050927***
247	1912503***	277	2059306***
248	1914085***	278	2062211***
249	1914356***	279	2063001***
250	1920302***	280	2066773***
251	1927292***	281	2066818***
252	1930601***	282	2066912***
253	1931748***	283	2070792***
254	1934197***	284	2077762***
255	1951885***	285	2081921***
256	1953746***	286	2082287***
257	1954504***	287	2084136***
258	1958800***	288	2093215***
259	1960166***	289	2094639***
260	1960434***	290	2096364***
261	1965114***	291	2106895***
262	1967704***	292	2111627***
263	1969561***	293	2112147***
264	1976068***	294	2116296***
265	1977910***	295	2124452***
266	1983055***	296	2124546***
267	1994890***	297	2138733***
268	2003534***	298	2145617***
269	2005217***	299	2146199***
270	2007031***	300	2147136***

Exhibit C

Exceptions

Selected Asset Number	Contract ID	Attribute	Per Data File	Per Provided Information
5	1019866***	Annual Escalator (%)	2.90%	3.90%
18	1067682***	System Size (kW)	2.30	2.04
21	1087646***	Annual Escalator (%)	2.90%	3.90%
35	1148226***	Estimated Solar Generation Year 1 (kWh)	12,073.4	11,459.9
35	1148226***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	95.58	90.73
49	1214535***	Estimated Solar Generation Year 1 (kWh)	6,879.9	7,219.0
62	1266411***	Total Monthly Payment Year 1 (Lease & Balanced PPAs)	78.93	92.39
71	1307609***	System Size (kW)	9.01	8.50
102	1399642***	Annual Escalator (%)	2.90%	3.90%
164	1603247***	System Size (kW)	11.70	11.475
165	1606810***	Annual Escalator (%)	2.90%	3.90%
171	1625921***	Panel Manufacturer	Yingli	TSM
185	1686055***	System Size (kW)	9.18	8.67
237	1885896***	System Size (kW)	7.11	7.25
292	2111627***	Annual Escalator (%)	2.90%	3.90%
294	2116296***	Panel Manufacturer	Canadian Solar	Yingli Energy

C-1